Fair Value Measurement (Tables)	12 Months Ended
Jan. 31, 2019
Fair Value Measurement
Schedule of Fair Value Measurement of Assets and Liabilities

The table below shows the assigned level for each asset and liability held at fair value by the Group:

	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total NZ$000’s
31 January 2019
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	1,484	-	1,484
Derivative on Convertible Notes	-	-	-	-

	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total NZ$000’s
31 January 2018
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	2,087	-	2,087
Derivative on Convertible Notes	-	-	1,110	1,110

	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total NZ$000’s
31 January 2017
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	4,188	-	4,188
Derivative on Convertible Notes	-	-	4,112	4,112

Schedule of Valuation Techniques for Fair Value Measurements Categorized Within Level 3

The following table presents the changes in level 3 instruments for the year ended 31 January 2019.

Convertible note liability NZ$000’s
Balance at 31 January 2018	1,110
Conversion	(1,110)
Balance at 31 January 2019	-